DWS CROCI US Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Jan. 27, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.59%	14.59%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	11.33%	10.53%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.37%	9.36%	7.73%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.92%	8.31%	6.94%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.93%	10.59%	8.74%
Performance Inception Date	Apr. 10, 2015
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.71%	11.01%	8.52%
Performance Inception Date	Apr. 10, 2015
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.10%	12.29%	9.72%
Performance Inception Date	Apr. 10, 2015
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.11%	12.28%	9.72%
Performance Inception Date	Apr. 10, 2015